Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt Instruments

The Company’s outstanding debt instruments as of June 30, 2026, and December 31, 2025, are as follows (in thousands):

	June 30,	December 31,
	2026	2025
Senior Notes	$68,725	$237,700
Revolving Credit Facility	-	-
Less: current portion	-	6,275
Less unamortized debt issuance costs	655	3,440
Total long-term debt, net of unamortized debt issuance costs and current portion	$68,070	$227,985

The Company’s outstanding debt instruments as of December 31, 2025, and 2024, are as follows (in thousands):

	December 31,
	2025	2024
Senior notes	$237,700	$65,000
Less: current portion	6,275	6,500
Less unamortized debt issuance costs	3,440	2,216
Total long-term debt, net of unamortized debt issuance costs and current portion	$227,985	$56,284

Schedule of Financial Covenant Ratio	The Company was in compliance with the terms and covenants of the Senior Notes at June 30, 2026.

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 3.5 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.00 to 1.00

The Company was in compliance with the terms and covenants of the Senior Notes at December 31, 2025.

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 4.0 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.00 to 1.00

Commencing with the Fiscal Quarter ending March 31, 2026, the financial ratios are updated to the following:

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 3.5 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.00 to 1.00

Commencing with the Fiscal Quarter ending March 31, 2027, the financial ratios are updated to the following:

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 3.25 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.10 to 1.00